Employee Benefits Obligations - Summary of Employee Benefits Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Non-current net defined benefit liability	$ 143.4	$ 176.2
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Non-current net defined benefit liability	141.3	174.3
Restructuring reserve (early retirement plans)
Disclosure of defined benefit plans [line items]
Non-current net defined benefit liability	$ 2.1	$ 1.9